INTANGIBLE ASSETS AND GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	December 31, 2024			September 30, 2024
	Trademarks	Customer Relationships	Total Intangible Assets	Trademarks	Customer Relationships	Total Intangible Assets
Gross carrying amount	$585,000	$1,390,000	$1,975,000	$585,000	$1,390,000	$1,975,000
Less accumulated amortization	(252,000)	(1,096,000)	(1,348,000)	(242,000)	(1,053,000)	(1,295,000)
Net carrying amount	$333,000	$294,000	$627,000	$343,000	$337,000	$680,000

	September 30, 2024			September 30, 2023
	Trademarks	Customer Relationships	Total Intangible Assets	Trademarks	Customer Relationships	Total Intangible Assets

Gross carrying amount	$585,000	$1,390,000	$1,975,000	$585,000	$1,390,000	$1,975,000
Less accumulated amortization	(242,000)	(1,053,000)	(1,295,000)	(203,000)	(879,000)	(1,082,000)
Net carrying amount	$343,000	$337,000	$680,000	$382,000	$511,000	$893,000

Schedule of estimated amortization expense

Remainder of Fiscal 2025	$160,000
Fiscal 2026	121,000
Fiscal 2027	82,000
Fiscal 2028	78,000
Fiscal 2029	39,000
Fiscal 2030	39,000
Thereafter	108,000
Total	$627,000

Fiscal 2025	$213,000
Fiscal 2026	121,000
Fiscal 2027	81,000
Fiscal 2028	78,000
Fiscal 2029	39,000
Thereafter	148,000
Total	$680,000

Schedule of roll forward of goodwill

Balance at September 30, 2024	$1,559,000
Impairment of IPS reporting unit	(225,000)
Balance at December 31, 2024	$1,334,000

Balance at September 30, 2023	$1,759,000

Impairment of Kablooe reporting unit	(200,000)

Balance September 30, 2024	$1,559,000